COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.COMMITMENTS AND CONTINGENCIES

The Group is a party in potential claims arising in the ordinary course of business. As of September 30, 2014, the Group was a party to eleven legal proceedings in the PRC as the defendant or co-defendant, nine of which had been concluded. Of these concluded legal proceedings, the Group lost two and seven were withdrawn. The settlements paid in respect of each of the nine concluded legal proceedings, which ranged from nil to approximately RMB0.3 million, had been either paid or accrued for as of September 30, 2014. Based on the information currently available, the Group was able to estimate the outcome of one pending lawsuit, which has total claim against the Group of RMB7.6 million. The Group is unable to reasonably estimate the possible losses related to the claim of RMB4.6 million associated with the lawsuit, and the Group accrued the remaining liabilities of RMB3.0 million as of September 30, 2014. For the other pending lawsuit, which has total claim against the Group of RMB2.6 million, the Group is unable to reasonably estimate the outcome of the lawsuits and also the possible losses. Therefore, no accrual for contingency loss was recorded as of September 30, 2014.